Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Kingsbarn Tactical Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kingsbarn Tactical Bond ETF
Average Annual Return, Percent	2.07%	1.31%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.05%)